Other Long-term Liabilities - Schedule of Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Deferred revenue	$ 8	$ 4
Customer advances for construction	60	64
Merger commitments	10	14
Other employee benefits	6	6
Deferred payroll taxes	6	0
Petrogas equalization reserve	5	0
Uncertain tax positions	21	2	$ 2
Non-pension retirement benefits	16	0
Other	21	12
Other long-term liabilities	$ 153	$ 102